Borrowings and capital resources - Commercial paper programmes (Details) € in Millions, £ in Billions, $ in Billions	Mar. 31, 2019 USD ($)	Mar. 31, 2019 GBP (£)	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)
Liquidity and capital resources
Borrowings drawn			€ 52,955	€ 41,421
Commercial paper programme
Liquidity and capital resources
Borrowing capacity	$ 4.2		3,700
US commercial paper programme
Liquidity and capital resources
Borrowing capacity | $	$ 15.0
Euro commercial paper programme
Liquidity and capital resources
Borrowing capacity | £		£ 8
Borrowings drawn			873
Syndicated bank facilities
Liquidity and capital resources
Borrowing capacity			3,900
Borrowings drawn			€ 0